Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Temporary equity, shares outstanding		5,796
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	20,000,000	20,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	3,642,501	391,373
Common stock, shares outstanding	3,642,501	391,373
Common Class Subject to Redemption [Member]
Temporary equity, par value	$ 0.0001	$ 0.0001
Temporary equity, shares issued		5,796
Temporary equity, shares outstanding		5,796
Temporary equity, redemption price per share	$ 11.03	$ 11.03
Series A One Convertible Preferred Stock [Member]
Convertible preferred stock, par value	$ 0.001	$ 0.001
Convertible preferred stock, shares authorized	500,000	500,000
Convertible preferred stock, shares issued	0	345,528
Convertible preferred stock, shares outstanding	0	345,528
Preferred stock, par value		$ 0.001
Preferred stock, shares authorized		16,667
Series A Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	110,000	110,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Series B Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	3,000	3,000
Preferred stock, shares issued	1	3,000
Preferred stock, shares outstanding	1	3,000
Series C Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000	5,000
Preferred stock, shares issued	4,851	4,851
Preferred stock, shares outstanding	4,851	4,851
Series D Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	6,666,700	6,666,700
Preferred stock, shares issued	150,000	0
Preferred stock, shares outstanding	150,000	0
Series E Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	100	100
Preferred stock, shares issued	51	0
Preferred stock, shares outstanding	51	0
Series F Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000	10,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Series G Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000	10,000
Preferred stock, shares issued	143	0
Preferred stock, shares outstanding	143	0
Series H Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001
Preferred stock, shares authorized	10,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Series I Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001
Preferred stock, shares authorized	888,888
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0